CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of liabilities arising from financing activities:
Beginning period	S/ 6,131,901	S/ 5,217,896	S/ 5,424,401
Received	2,018,216	3,222,663	0
Paid	(2,017,571)	(2,620,057)	(1,162,288)
Exchange difference	511,998	421,287	(69,436)
Others	72,051	(109,888)	1,025,219
Ending Period	6,716,595	6,131,901	5,217,896
Subordinated Bonds [Member]
Reconciliation of liabilities arising from financing activities:
Beginning period	5,381,323	4,387,743	5,424,401
Received	2,018,216	3,222,663	0
Paid	(1,835,056)	(2,538,420)	(977,009)
Exchange difference	475,132	396,089	(69,875)
Others	21,686	(86,752)	10,226
Ending Period	6,061,301	5,381,323	4,387,743
Lease Liabilities [Member]
Reconciliation of liabilities arising from financing activities:
Beginning period	750,578	830,153	0
Received	0	0	0
Paid	(182,515)	(81,637)	(185,279)
Exchange difference	36,866	25,198	439
Others	50,365	(23,136)	1,014,993
Ending Period	S/ 655,294	S/ 750,578	S/ 830,153